UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5125

DREYFUS VARIABLE INVESTMENT FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12 /31
Date of reporting period:	9/30/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
September 30, 2011 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Consumer Discretionary--11.2%
Arcos Dorados Holdings, Cl. A	75,000	1,739,250
McDonald's	170,900	15,008,438
McGraw-Hill	107,100	4,391,100
News, Cl. A	308,136	4,766,864
News, Cl. B	7,700	120,043
Target	189,700	9,302,888
Wal-Mart Stores	171,600	8,906,040
Walt Disney	110,000	3,317,600
		47,552,223
Consumer Staples--34.6%
Altria Group	488,100	13,085,961
Christian Dior	65,500	7,327,524
Coca-Cola	472,600	31,928,856
Estee Lauder, Cl. A	41,200	3,619,008
Kraft Foods, Cl. A	160,000	5,372,800
Nestle, ADR	317,400	17,488,740
PepsiCo	142,900	8,845,510
Philip Morris International	488,100	30,447,678
Procter & Gamble	255,000	16,110,900
Walgreen	294,300	9,679,527
Whole Foods Market	45,100	2,945,481
		146,851,985
Energy--18.9%
Chevron	182,900	16,921,908
ConocoPhillips	165,100	10,454,132
Exxon Mobil	321,364	23,340,667
Imperial Oil	50,000a	1,805,500
Occidental Petroleum	120,100	8,587,150
Royal Dutch Shell, Cl. A, ADR	172,500	10,612,200
Total, ADR	199,400	8,747,678
		80,469,235
Financial--2.8%
Franklin Resources	41,000	3,921,240
JPMorgan Chase & Co.	267,300	8,051,076
		11,972,316
Health Care--9.7%
Abbott Laboratories	176,800	9,041,552
Intuitive Surgical	12,000b	4,371,360
Johnson & Johnson	212,900	13,563,859
Medtronic	90,200	2,998,248
Merck & Co.	143,200	4,684,072
Novo Nordisk, ADR	6,300	626,976
Roche Holding, ADR	150,700	6,061,154
		41,347,221
Industrial--3.1%
Caterpillar	84,400	6,232,096
General Electric	224,800	3,425,952
United Technologies	49,000	3,447,640
		13,105,688
Information Technology--13.9%
Apple	59,000b	22,489,620
Automatic Data Processing	85,400	4,026,610

Intel	592,900	12,646,557
International Business Machines	67,000	11,727,010
QUALCOMM	50,800	2,470,404
Texas Instruments	213,300	5,684,445
		59,044,646
Materials--4.8%
Air Products & Chemicals	20,000	1,527,400
Freeport-McMoRan Copper & Gold	175,000	5,328,750
Praxair	95,200	8,899,296
Rio Tinto, ADR	100,000	4,408,000
		20,163,446
Total Common Stocks
(cost $285,067,069)		420,506,760

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,510,000)	5,510,000 [c]	5,510,000
Investment of Cash Collateral for
Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,674,000)	1,674,000 [c]	1,674,000
Total Investments (cost $292,251,069)	100.7%	427,690,760
Liabilities, Less Cash and Receivables	(.7%)	(2,818,329)
Net Assets	100.0%	424,872,431

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $1,624,950 and the value of the collateral held by the fund was $1,674,000.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $292,251,069. Net unrealized appreciation on investments was $135,439,691 of which $156,940,211 related to appreciated investment securities and $21,500,520 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	34.6
Energy	18.9
Information Technology	13.9
Consumer Discretionary	11.2
Health Care	9.7
Materials	4.8
Industrial	3.1
Financial	2.8
Money Market Investments	1.7
100.7

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	361,689,738	-	-	361,689,738
Equity Securities - Foreign+	51,489,498	7,327,524++	-	58,817,022
Mutual Funds	7,184,000	-	-	7,184,000

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth And Income Portfolio
September 30, 2011 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Consumer Discretionary--15.9%
Amazon.com	4,320a,b	934,114
Bed Bath & Beyond	5,620b	322,082
Carnival	21,182	641,815
Dick's Sporting Goods	5,630b	188,380
DIRECTV, Cl. A	10,110b	427,147
Express	10,120	205,335
Johnson Controls	28,730	757,610
Limited Brands	7,910a	304,614
Macy's	17,800	468,496
McDonald's	7,710	677,092
Newell Rubbermaid	41,930	497,709
News, Cl. A	25,010	386,905
Nordstrom	6,410a	292,809
Omnicom Group	44,790	1,650,064
Priceline.com	810b	364,063
PVH	3,280	191,027
Regal Entertainment Group, Cl. A	33,890a	397,869
Time Warner	51,236	1,535,543
Under Armour, Cl. A	2,850b	189,268
Viacom, Cl. B	9,880	382,751
		10,814,693
Consumer Staples--8.7%
Coca-Cola Enterprises	9,380	233,374
ConAgra Foods	26,410	639,650
Dr. Pepper Snapple Group	15,010	582,088
Energizer Holdings	4,520b	300,309
Kraft Foods, Cl. A	24,060	807,935
Lorillard	4,850c	536,895
PepsiCo	24,850	1,538,215
Procter & Gamble	15,880	1,003,298
Whole Foods Market	4,300	280,833
		5,922,597
Energy--10.7%
Cameron International	4,750b	197,315
Chevron	6,650	615,258
ENSCO, ADR	7,780	314,545
EQT	6,630	353,777
Exxon Mobil	23,180	1,683,563
Halliburton	8,410	256,673
Occidental Petroleum	21,160	1,512,940
Range Resources	6,920a	404,543
Schlumberger	28,699	1,714,191
Southwestern Energy	7,150b	238,309
		7,291,114
Financial--12.8%

American Express	4,170	187,233
Ameriprise Financial	6,650	261,744
Arthur J. Gallagher & Co.	13,990	367,937
Capital One Financial	14,090a	558,387
Citigroup	13,021	333,598
Comerica	22,040	506,259
Discover Financial Services	13,010	298,449
Franklin Resources	1,710a	163,544
Goldman Sachs Group	2,260	213,683
IntercontinentalExchange	1,580b	186,851
JPMorgan Chase & Co.	50,086	1,508,590
Marsh & McLennan	14,800	392,792
MetLife	21,400	599,414
Moody's	16,250a	494,812
New York Community Bancorp	64,710	770,049
TD Ameritrade Holding	9,960a	146,462
U.S. Bancorp	29,130	685,720
Wells Fargo & Co.	41,880	1,010,146
		8,685,670
Health Care--13.1%
Agilent Technologies	6,150b	192,187
Alexion Pharmaceuticals	4,180b	267,771
Allergan	3,870	318,811
Amgen	7,550	414,872
Baxter International	14,670a	823,574
Biogen Idec	3,280b	305,532
Bristol-Myers Squibb	6,010	188,594
Covidien	4,510	198,891
Johnson & Johnson	25,370	1,616,323
Laboratory Corp. of America Holdings	2,730a,b	215,806
McKesson	10,370	753,899
Medtronic	5,390	179,164
Merck & Co.	13,210	432,099
Omnicare	12,990	330,336
Pfizer	106,130	1,876,378
St. Jude Medical	4,740	171,541
Vertex Pharmaceuticals	5,870a,b	261,450
Watson Pharmaceuticals	4,870b	332,378
		8,879,606
Industrial--10.9%
Caterpillar	14,830	1,095,047
Cooper Industries	10,310	475,497
Cummins	5,630	459,746
Danaher	12,430	521,314
Dover	17,440	812,704
Eaton	26,670	946,785
General Electric	102,300	1,559,052
Hubbell, Cl. B	8,800	435,952
Pitney Bowes	14,110a	265,268
Precision Castparts	2,650a	411,969
Stanley Black & Decker	4,470	219,477
United Technologies	2,530	178,011

		7,380,822
Information Technology--20.2%
Accenture, Cl. A	6,320	332,938
Apple	6,006b	2,289,367
Cisco Systems	38,540	596,985
Cree	11,320a,b	294,094
Cypress Semiconductor	11,510b	172,305
Electronic Arts	16,940b	346,423
EMC	21,150b	443,938
Google, Cl. A	2,243b	1,153,754
International Business Machines	7,920	1,386,238
Intuit	8,190	388,534
MasterCard, Cl. A	1,170	371,077
NetApp	6,680b	226,719
Oracle	45,880	1,318,591
Paychex	23,140	610,202
QUALCOMM	44,490	2,163,549
Riverbed Technology	10,520b	209,979
Salesforce.com	2,850a,b	325,698
SanDisk	9,020b	363,957
Teradata	7,340b	392,910
VMware, Cl. A	3,670a,b	294,995
		13,682,253
Materials--3.9%
Air Products & Chemicals	11,020	841,597
Cliffs Natural Resources	4,360	223,101
Dow Chemical	12,310	276,483
Eastman Chemical	3,630	248,764
Freeport-McMoRan Copper & Gold	19,794	602,727
Monsanto	4,940	296,598
Packaging Corp. of America	7,400	172,420
		2,661,690
Telecommunication Services--2.2%
AT&T	15,280	435,786
Vodafone Group, ADR	23,850	611,752
Windstream	40,740a	475,028
		1,522,566
Utilities--.9%
Exelon	5,690	242,451
NextEra Energy	2,690	145,314
PPL	7,430	212,052
		599,817
Total Common Stocks
(cost $69,585,656)		67,440,828

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $429,000)	429,000[d]	429,000
Investment of Cash Collateral for
Securities Loaned--6.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,537,951)	4,537,951[d]	4,537,951
Total Investments (cost $74,552,607)	106.6%	72,407,779
Liabilities, Less Cash and Receivables	(6.6%)	(4,520,529)
Net Assets	100.0%	67,887,250

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $4,312,124 and the value of the collateral held by the fund was $4,537,951.
b Non-income producing security.
c Held by a broker as collateral for open options written.
d Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $74,552,607. Net unrealized depreciation on investments was $2,145,033 of which $4,550,186 related to appreciated investment securities and $6,695,219 related to depreciated investment securities.

Portfolio Summary (Unaudited) †			Value (%)
Information Technology			20.2
Consumer Discretionary			15.9
Health Care			13.1
Financial			12.8
Industrial			10.9
Energy			10.7
Consumer Staples			8.7
Money Market Investments			7.3
Materials			3.9
Telecommunication Services			2.2
Utilities			.9
			106.6
† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
September 30, 2011 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options
Lorillard,
November 2011 @ $120
(premiums received $3,470)	15	a	(3,675)

a Non-income producing security.

The following is a summary of the inputs used as of September 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	66,514,531	-	-	66,514,531
Equity Securities - Foreign+	926,297	-	-	926,297
Mutual Funds	4,966,951	-	-	4,966,951
Liabilities ($)
Other Financial Instruments:
Options Written	(3,675)	-	-	(3,675)

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2011 (Unaudited)

Common Stocks--94.1%	Shares	Value ($)
Australia--5.2%
AMP	97,643	366,534
Newcrest Mining	25,582	843,043
Santos	43,176	466,894
White Energy	146,244a	205,168
WorleyParsons	14,389	359,044
		2,240,683
Belgium--1.3%
Anheuser-Busch InBev	10,135	537,492
Brazil--2.5%
Arezzo Industria e Comercio	30,343a	306,617
Hypermarcas	51,309	241,229
International Meal Co. Holdings	26,400	167,786
Rossi Residencial	36,839	172,023
Tele Norte Leste Participacoes, ADR	18,046	171,978
		1,059,633
Canada--3.8%
Barrick Gold	11,621	544,620
Nexen	12,590	195,836
Potash Corporation of Saskatchewan	7,202	312,712
Yamana Gold	40,206	551,734
		1,604,902
China--1.3%
Biostime International Holdings	206,000	342,804
Mindray Medical International, ADR	9,622	227,175
		569,979
France--5.0%
Air Liquide	4,823	563,984
L'Oreal	3,849	376,630
Nexans	4,969	288,639
Thales	12,918	403,679
Total	11,862	523,002
		2,155,934
Germany--3.2%
Bayer	11,492	631,552
Fresenius Medical Care & Co.	5,825	394,637
Gerry Weber International	12,071	344,067
		1,370,256
Hong Kong--5.5%
AIA Group	144,000	407,575
Belle International Holdings	168,000	286,639
China Mobile	53,500	521,756
GOME Electrical Appliances Holdings	773,000	175,924
Huabao International Holdings	259,000	211,129
Jardine Matheson Holdings	13,200	596,638
Man Wah Holdings	363,167	141,361

		2,341,022
Japan--24.2%
Asahi Group Holdings	24,800	525,178
Dena	6,698	280,212
DON Quijote	19,000	679,083
FANUC	2,500	344,197
Hitachi Construction Machinery	26,500	442,768
INPEX	54	332,770
Japan Tobacco	199	928,430
Lawson	8,600	486,078
Mitsubishi	24,000	488,752
Mitsui Fudosan	36,000	569,779
Nomura Holdings	122,400	446,015
NTN	70,000	328,139
Otsuka Holdings	12,400	339,117
Shiseido	21,000	406,720
Softbank	19,600	573,749
Sumco	34,416a	321,605
Sumitomo Mitsui Financial Group	18,500	522,109
Toshiba	120,000	489,328
Towa Pharmaceutical	11,600	532,553
Toyota Motor	38,600	1,319,519
		10,356,101
Macau--.7%
Sands China	128,800a	296,238
Netherlands--.6%
SBM Offshore	15,549	269,637
Norway--1.4%
DnB NOR	57,961	578,638
Philippines--.7%
Energy Development	2,273,300	292,175
Poland--1.0%
Telekomunikacja Polska	79,491	414,100
Singapore--2.0%
Sakari Resources	234,000	349,585
United Overseas Bank	39,000	501,991
		851,576
South Africa--.6%
MTN Group	16,297	266,633
Spain--.8%
Amadeus IT Holding, Cl. A	22,675	363,995
Switzerland--12.6%
ABB	22,872a	390,601
Actelion	8,050	267,809
Bank Sarasin & Cie, Cl. B	11,648	355,788
Lonza Group	3,796a	227,858
Nestle	20,348	1,118,536
Novartis	16,869	941,451
Roche Holding	7,061	1,135,986
Syngenta	2,056a	532,626
Zurich Financial Services	2,081a	430,821
		5,401,476

Taiwan--.6%
HTC	11,000	241,660
Thailand--4.5%
Advanced Info Service	103,600	423,970
Bangkok Bank	138,500	647,066
Bangkok Dusit Medical Services	273,787	561,692
Bank of Ayudhya	448,100	284,035
		1,916,763
United Kingdom--16.6%
Associated British Foods	22,416	384,458
Barclays	275,073	675,259
BHP Billiton	37,045	981,621
Bowleven	103,088a	149,857
British American Tobacco	20,261	858,764
British Sky Broadcasting Group	31,607	324,501
Cable & Wireless Communications	395,253	227,558
Cable & Wireless Worldwide	63,203	30,236
Centrica	83,174	382,347
GlaxoSmithKline	34,310	708,383
ICAP	93,404	593,712
Imagination Technologies Group	67,234a	434,795
Ophir Energy	75,081	315,705
Scottish & Southern Energy	31,170	623,367
Standard Chartered	20,477	408,710
		7,099,273
Total Common Stocks
(cost $43,743,483)		40,228,166

Preferred Stocks--.9%
Brazil
Petroleo Brasileiro
(cost $646,413)	39,107	397,258

Other Investment--3.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,400,000)	1,400,000[b]	1,400,000
Total Investments (cost $45,789,896)	98.3%	42,025,424
Cash and Receivables (Net)	1.7%	721,351
Net Assets	100.0%	42,746,775

ADR - American Depository Receipts
a Non-income producing security.
b Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $45,789,896.
Net unrealized depreciation on investments was $3,764,472 of which $3,158,736 related to appreciated investment securities and $6,923,208 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Goods	17.9
Financial	15.9

Materials	13.9
Health Care	12.0
Industrial	8.8
Consumer Services	7.1
Oil & Gas	7.0
Telecommunications	6.2
Money Market Investment	3.3
Utilities	3.0
Technology	2.6
Computers	.6
98.3

† Based on net assets.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
September 30, 2011 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Japanese Yen,
Expiring 10/3/2011	9,281,565	121,502	120,337	(1,165)
Japanese Yen,
Expiring 3/15/2012	47,240,842	616,118	614,184	(1,934)

Sales:		Proceeds($)
Australian Dollar,
Expiring 10/5/2011	5,346	5,277	5,173	104
Australian Dollar,
Expiring 10/6/2011	1,849	1,796	1,789	7
Australian Dollar,
Expiring 2/15/2012	449,000	460,094	427,742	32,352
Australian Dollar,
Expiring 2/15/2012	220,000	213,050	209,584	3,466
Brazilian Real,
Expiring 3/15/2012	1,238,000	616,118	637,910	(21,792)
British Pound,
Expiring 10/3/2011	4,759	7,469	7,421	48
British Pound,
Expiring 10/4/2011	2,838	4,430	4,425	5
British Pound,
Expiring 1/13/2012	344,000	546,583	535,892	10,691
Euro,
Expiring 10/4/2011	59,836	80,342	80,165	177
Japanese Yen,
Expiring 10/3/2011	10,491,012	136,749	136,017	732
Japanese Yen,
Expiring 10/4/2011	12,105,504	157,558	156,949	609

Gross Unrealized Appreciation				48,191
Gross Unrealized Depreciation				(24,891)

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	399,153	40,226,271 ++	-	40,625,424
Mutual Funds	1,400,000	-	-	1,400,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	48,191	-	48,191
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(24,891)	-	(24,891)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 in the hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

These securities are generally categorized as Level 2 in the hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
September 30, 2011 (Unaudited)

Common Stocks--96.9%	Shares	Value ($)
Australia--4.9%
Billabong International	70,900	223,297
BlueScope Steel	212,633	146,709
National Australia Bank	39,711	843,694
Nufarm	111,433a	452,871
Primary Health Care	182,771	518,240
Qantas Airways	143,410a	192,009
QBE Insurance Group	66,310	813,594
Toll Holdings	100,806	422,716
		3,613,130
Belgium--.4%
Delhaize Group	4,590	267,998
Brazil--1.6%
Banco Santander Brasil, ADS	51,260	375,223
Petroleo Brasileiro, ADR	23,150	519,718
Tele Norte Leste Participacoes, ADR	32,080	305,722
		1,200,663
China--2.9%
Beijing Capital International Airport, Cl. H	776,000	312,267
China Dongxiang Group	1,163,000	196,527
China Railway Group, Cl. H	662,000	129,741
Foxconn International Holdings	805,000a	407,695
Guangzhou Automobile Group, Cl. H	374,272	364,000
Huaneng Power International, ADR	3,380	56,885
Huaneng Power International, Cl. H	768,000	322,771
PetroChina, ADR	2,790	336,167
		2,126,053
Finland--1.6%
Nokia	201,140	1,139,338
France--11.7%
Alstom	12,820	424,093
Carrefour	51,270	1,166,344
Credit Agricole	47,853	328,953
EDF	19,990	580,864
France Telecom	51,080	837,596
GDF Suez	22,450	670,654
Lagardere	7,330	179,828
Sanofi	21,137	1,387,832
Societe Generale	23,832	624,432
Total	36,740	1,619,887
Vivendi	34,554	705,508
		8,525,991
Germany--8.1%
Aixtron	14,710	214,028
Allianz	6,050	569,308
Bayer	12,160	668,263
Celesio	20,790	274,430

Commerzbank	187,900a	473,011
Daimler	8,624	381,993
Deutsche Bank	12,370	430,994
Deutsche Telekom	44,900	528,169
E.ON	69,260	1,510,483
Muenchener Rueckversicherungs	3,950	489,621
RWE	9,937	365,906
		5,906,206
Hong Kong--2.6%
China Mobile, ADR	6,510	317,102
Esprit Holdings	530,896	644,110
Hang Seng Bank	59,000	690,987
Pacific Basin Shipping	573,000	220,967
		1,873,166
India--.7%
Reliance Industries, GDR	16,450b	535,612
Israel--1.8%
Teva Pharmaceutical Industries, ADR	36,070	1,342,525
Italy--3.0%
Buzzi Unicem	11,090a	89,386
ENI	17,945	315,301
Finmeccanica	86,506	597,107
Saras	699,990a	948,746
Unipol Gruppo Finanziario	638,057a	269,288
		2,219,828
Japan--23.0%
Astellas Pharma	10,700	403,661
East Japan Railway	13,000	789,354
Fujitsu	86,000	405,135
INPEX	100	616,241
Kao	26,000	723,230
Kirin Holdings	26,000	339,429
Matsumotokiyoshi Holdings	24,800	504,733
Medipal Holdings	65,300	659,901
Mitsubishi UFJ Financial Group	279,100	1,254,435
NEC	110,000a	223,452
Nintendo	1,570	228,683
Nippon Express	109,000	464,244
Nomura Holdings	90,100	328,316
Panasonic	75,700	731,653
Ricoh	85,700	716,964
Sekisui House	46,000	433,552
Seven & I Holdings	18,600	522,140
Shimachu	10,200	244,847
Shin-Etsu Chemical	19,060	934,525
Sumitomo Mitsui Financial Group	36,600	1,032,929
Sumitomo Mitsui Trust Holdings	153,240	506,582
Taiyo Nippon Sanso	97,000	674,043
Tokyo Electron	11,900	539,057
Tokyo Gas	90,000	419,223
Tokyo Steel Manufacturing	97,200	922,142
Toyoda Gosei	28,700	543,115
Toyota Motor	38,100	1,302,427

Yamada Denki	5,404	377,294
		16,841,307
Netherlands--3.4%
Aegon	123,894a	499,478
Heineken	2,950	131,834
Koninklijke Philips Electronics	59,258	1,060,757
Royal Dutch Shell, Cl. A	25,313	785,934
		2,478,003
Norway--.3%
Norsk Hydro	42,556	193,347
Russia--.1%
Gazprom, ADR	9,860	95,543
Singapore--1.8%
DBS Group Holdings	105,453	945,362
United Overseas Bank	28,425	365,874
		1,311,236
South Africa--1.0%
Murray & Roberts Holdings	78,960	253,020
Standard Bank Group	39,820	456,344
		709,364
South Korea--1.9%
KB Financial Group, ADR	7,409	242,719
Korea Electric Power	9,330a	164,413
Korea Electric Power, ADR	24,580a	208,930
Korea Exchange Bank	71,650	420,648
KT, ADR	8,860	130,951
SK Telecom, ADR	13,970	196,558
		1,364,219
Spain--1.2%
Banco Bilbao Vizcaya Argentaria	59,260	482,855
Gamesa Corp Tecnologica	81,950	367,735
		850,600
Sweden--3.2%
Husqvarna, Cl. B	64,160	259,019
Investor, Cl. B	22,890	401,783
Svenska Cellulosa, Cl. B	54,140	658,257
Telefonaktiebolaget LM Ericsson, Cl. B	109,240	1,046,696
		2,365,755
Switzerland--6.8%
Adecco	9,010a	353,308
Lonza Group	7,330a	439,989
Novartis	29,309	1,635,722
Roche Holding	10,710	1,723,043
UBS	74,344a	846,278
		4,998,340
Taiwan--.4%
United Microelectronics	850,120	312,678
United Kingdom--14.5%
Anglo American	22,635	780,585
BAE Systems	131,853	543,593
BP	224,755	1,348,064
Home Retail Group	354,481	615,344
HSBC Holdings	267,215	2,036,544

Lonmin	42,797		696,125
QinetiQ Group	116,400		209,805
Reed Elsevier	41,304		314,661
Resolution	123,856		475,399
Royal Dutch Shell, Cl. A	21,462		665,653
Tesco	165,627		968,830
Unilever	44,648		1,398,637
Vodafone Group	210,876		544,557
			10,597,797
Total Common Stocks
(cost $99,220,941)			70,868,689
	Number
Rights--.0%	of Rights		Value($)
Spain
Banco Bilbao Vizcaya Argentaria
(cost $10,600)	59,260	a	8,733

Other Investment--2.0%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,500,000)	1,500,000	[c]	1,500,000
Total Investments (cost $100,731,541)	98.9%		72,377,422
Cash and Receivables (Net)	1.1%		774,995
Net Assets	100.0%		73,152,417

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a Non-income producing security.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to $535,612 or .7% of net assets.
c Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $100,731,541. Net unrealized depreciation on investments was $28,354,119 of which $1,521,836 related to appreciated investment securities and $29,875,955 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.2
Health Care	12.3
Energy	10.0
Consumer Discretionary	9.3
Industrial	8.7
Materials	8.3
Consumer Staples	8.2
Information Technology	7.2
Utilities	5.8
Telecommunication Services	4.9
Money Market Investment	2.0
98.9

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2011 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Japanese Yen,
Expiring 10/4/2011	2,569,346	33,427	33,312	(115)

Sales:		Proceeds ($)
Japanese Yen,
Expiring 10/3/2011	2,049,811	26,666	26,576	90

Gross Unrealized Appreciation				90
Gross Unrealized Depreciation				(115)

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	4,663,655	66,205,034 ++	-	70,868,689
Mutual Funds	1,500,000	-	-	1,500,000
Rights+		8,733 ++		8,733
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	90	-	90
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(115)	-	(115)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 in the hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

These securities are generally categorized as Level 2 in the hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
September 30, 2011 (Unaudited)

Commercial Paper--17.5%	Principal Amount ($)	Value ($)
Barclays U.S. Funding
0.36%, 12/30/11	10,000,000	9,991,000
JPMorgan Chase & Co.
0.01%, 10/3/11	10,000,000	9,999,994
Mizuho Funding LLC
0.20%, 10/14/11	10,000,000a	9,999,278
UBS Finance Delaware Inc.
0.03%, 10/3/11	10,000,000	9,999,983
Total Commercial Paper
(cost $39,990,255)		39,990,255
Asset-Backed Commercial Paper--4.4%
Grampian Funding LLC
0.27%, 10/17/11
(cost $9,998,800)	10,000,000[a]	9,998,800
U.S. Government Agencies--28.4%
Federal Home Loan Bank
0.01%, 12/2/11	35,000,000	34,999,699
Federal Home Loan Mortgage Corp.
0.12% - 0.19%, 10/18/11 - 11/21/11	30,000,000b	29,995,868
Total U.S. Government Agencies
(cost $64,995,567)		64,995,567
U.S. Treasury Bills--17.5%
0.005% - 0.03%, 10/13/11 - 12/29/11
(cost $39,999,517)	40,000,000	39,999,517
Repurchase Agreements--31.8%
Barclays Capital, Inc.
0.05%, dated 9/30/11, due 10/3/11 in the amount of $4,000,017
(fully collateralized by $3,527,800 U.S.
Treasury Notes, 3.13%-3.63%, due 2/15/21-5/15/21,
value $4,080,002)	4,000,000	4,000,000
HSBC USA Inc.
0.04%, dated 9/30/11, due 10/3/11 in the amount of $30,000,100
(fully collateralized by $28,430,000 U.S.
Treasury Notes, 2.63%, due 11/15/20, value
$30,602,158)	30,000,000	30,000,000
RBC Capital Markets
0.205%, dated 9/30/11, due 10/3/11 in the amount of
$9,000,154 (fully collateralized by $14,863,491
Corporate Bonds, 0%-6%, due 5/25/36-7/25/36, value
$9,270,000 and $1,000 Government National Mortgage
Association, 5%, due 6/15/41, value $1,101)	9,000,000	9,000,000
RBS Securities, Inc.
0.07%, dated 9/30/11, due 10/3/11 in the amount of $30,000,175
(fully collateralized by $30,560,000 U.S.
Treasury Notes, 6.27%, due 9/30/16, value $30,603,090)	30,000,000	30,000,000

Total Repurchase Agreements
(cost $73,000,000)		73,000,000
Total Investments (cost $227,984,139)	99.6%	227,984,139
Cash and Receivables (Net)	.4%	928,493
Net Assets	100.0%	228,912,632

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to $19,998,078 or 8.7% of net assets.
b The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At September 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	227,984,139
Level 3 - Significant Unobservable Inputs	-
Total	227,984,139

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio
September 30, 2011 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Consumer Discretionary--39.9%
American Axle & Manufacturing
Holdings	79,800a	608,874
Brown & Brown	125,520	2,234,256
Commercial Vehicle Group	72,900a	478,953
Dana Holding	237,990a,b	2,498,895
DFC Global	145,790a	3,185,511
Employers Holdings	135,560	1,729,746
Express	177,250	3,596,403
Group 1 Automotive	94,820b	3,370,851
Guess?	32,990	939,885
Herman Miller	86,780b	1,549,891
ICF International	138,060a	2,596,909
Kelly Services, Cl. A	248,140	2,828,796
Liz Claiborne	823,800a,b	4,119,000
Meritage Homes	219,090a,b	3,317,023
Meritor	523,040a	3,692,662
Mohawk Industries	41,030a	1,760,597
Oshkosh	127,260a	2,003,072
Saks	451,870a,b	3,953,863
ScanSource	157,090a,b	4,643,580
Standard-Pacific	515,990a,b	1,274,495
Steelcase, Cl. A	271,610b	1,713,859
Tower International	115,710	1,192,970
TrueBlue	46,820a	530,471
Williams-Sonoma	117,570	3,619,980
Wright Express	97,280a,b	3,700,531
		61,141,073
Consumer Staples--1.0%
Dole Food	86,640a,b	866,400
Primo Water	114,450b	645,498
		1,511,898
Energy--6.6%
Endeavour International	167,900a,b	1,339,842
Forest Oil	93,390a	1,344,816
Gulfport Energy	132,870a	3,212,797
Resolute Energy	179,010a	2,033,554
SandRidge Energy	402,550a,b	2,238,178
		10,169,187
Financial--7.4%
Equifax	70,710	2,173,625
Jones Lang LaSalle	72,840	3,773,840
National Penn Bancshares	36,040	252,640
Nelnet, Cl. A	49,480	929,234
Och-Ziff Capital Management Group,
Cl. A	145,080	1,324,580

Portfolio Recovery Associates	36,430a,b	2,266,675
PrivateBancorp	78,730	592,050
		11,312,644
Health Care--9.5%
Align Technology	107,310a,b	1,627,893
Durect	253,310a,b	407,829
Emergent BioSolutions	259,019a,b	3,996,663
Hanger Orthopedic Group	257,450a,b	4,863,231
Onyx Pharmaceuticals	31,950a	958,820
Sagent Pharmaceuticals	51,170b	1,035,681
Salix Pharmaceuticals	28,830a,b	853,368
United Therapeutics	20,080a	752,799
		14,496,284
Industrial--12.9%
Columbus McKinnon	143,690a	1,574,842
Con-way	45,800	1,013,554
Encore Wire	87,780b	1,806,512
Granite Construction	138,790b	2,605,088
Griffon	91,280a,b	746,670
Hubbell, Cl. B	17,490	866,455
Landstar System	68,730	2,718,959
Lennox International	38,520	993,046
Orion Marine Group	162,420a,b	937,163
Saia	54,320a	571,446
Sterling Construction	66,010a	737,332
Trinity Industries	66,560	1,425,050
UTi Worldwide	290,000	3,781,600
		19,777,717
Information Technology--15.7%
Brocade Communications Systems	245,140a	1,059,005
CSG Systems International	170,230a,b	2,151,707
DealerTrack Holdings	276,980a,b	4,340,277
Electronic Arts	27,160a	555,422
JDS Uniphase	207,630a	2,070,071
MICROS Systems	85,800a	3,767,478
Microsemi	186,980a	2,987,940
Omnicell	43,660a	601,635
SYKES Enterprises	81,880a,b	1,224,106
Take-Two Interactive Software	133,360a	1,696,339
Velti	444,550a	2,938,475
Vishay Intertechnology	73,010a,b	610,364
		24,002,819
Manufacturing--1.1%
Watts Water Technologies, Cl. A	62,310	1,660,562
Materials--2.2%
Cytec Industries	6,910	242,817
Georgia Gulf	67,070a,b	927,578
Omnova Solutions	151,360a	541,869
Zoltek	269,350a,b	1,731,921
		3,444,185
Telecommunication Services--3.3%
Cbeyond	101,480a	716,449

GeoEye	153,280	a,b	4,345,488
			5,061,937
Total Common Stocks
(cost $191,947,825)			152,578,306

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,608,000)	1,608,000	[c]	1,608,000
Investment of Cash Collateral for
Securities Loaned--18.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $27,904,479)	27,904,479	[c]	27,904,479
Total Investments (cost $221,460,304)	118.8%		182,090,785
Liabilities, Less Cash and Receivables	(18.8%)		(28,873,618)
Net Assets	100.0%		153,217,167

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $25,616,180 and the value of the collateral held by the fund was $27,904,479.
c Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $221,460,304.

Net unrealized depreciation on investments was $39,369,519 of which $2,645,502 related to appreciated investment securities and $42,015,021 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	39.9
Short-Term/Money Market Investments	19.2
Information Technology	15.7
Industrial	12.9
Health Care	9.5
Financial	7.4
Energy	6.6
Telecommunication Services	3.3
Materials	2.2
Manufacturing	1.1
Consumer Staples	1.0
118.8

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	145,858,231	-	-	145,858,231
Equity Securities - Foreign+	6,720,075	-	-	6,720,075
Mutual Funds	29,512,479	-	-	29,512,479

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--124.6%	Rate (%)	Date	Amount ($) a		Value ($)
Asset-Backed Ctfs./Auto Receivables--3.6%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	440,000	b	461,420
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	205,000		208,775
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	155,000		160,979
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. E	6.96	3/8/16	250,166	b	251,517
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	110,000		115,369
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	265,000		280,012
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	705,000		706,803
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	335,000	b	340,350
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	139,348	b	138,686
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	150,000		149,861
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	245,000		245,509
Smart Trust,
Ser. 2011-1USA, Cl. A3B	1.08	10/14/14	465,000	b,c	465,174
					3,524,455
Asset-Backed Ctfs./Credit Cards--1.4%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.98	8/15/18	1,300,000	b,c	1,361,210
Asset-Backed Ctfs./Home Equity Loans--.7%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	1/25/33	304,800	c	305,104
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	91,834	c	91,880
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.66	5/25/35	16,981	c	16,931
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.63	3/25/35	66,288	c	65,781
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.68	7/25/35	5,182	c	5,165
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.28	10/25/36	31,624	c	31,083
Park Place Securities,
Ser. 2004-WCW1, Cl. M1	0.86	9/25/34	67,523	c	66,770

Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.49	11/25/35	83,221	c	81,798
					664,512
Banks--3.0%
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	270,000		249,104
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	490,000		504,504
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	175,000		195,143
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	240,000		242,085
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	620,000		579,700
Wells Fargo Capital XIII,
Gtd. Cap. Secs.	7.70	12/29/49	1,215,000	c	1,221,075
					2,991,611
Commercial Mortgage Pass-Through Ctfs.--3.3%
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.88	9/11/38	409,071	c	432,166
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	279,214	c	285,345
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.84	3/6/20	1,065,000	b,c	1,031,072
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.67	3/6/20	395,000	b,c	382,447
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	5.33	3/6/20	225,000	b,c	221,783
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	725,000		726,517
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	79,491	c	79,441
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	111,033		111,084
					3,269,855
Diversified Financial Services--2.9%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	110,000		124,745
Ameriprise Financial,
Sr. Unscd. Notes	7.30	6/28/19	270,000	d	331,892
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	299,000		362,413
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	98,000	b	108,804
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	b	139,287
General Electric Capital,
Sr. Unscd. Notes	0.88	4/7/14	520,000	c	507,947
General Electric Capital,

Sr. Unscd. Notes	6.88	1/10/39	300,000		345,460
Invesco,
Gtd. Notes	5.38	2/27/13	250,000		262,287
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	740,000	d	660,819
					2,843,654
Electric Utilities--1.7%
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000		463,857
Consumers Energy,
First Mortgage Bonds, Ser. O	5.00	2/15/12	655,000		664,088
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	265,000		359,078
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	130,000		176,152
					1,663,175
Food, Beverage & Tobacco--.6%
Altria Group,
Gtd. Notes	9.70	11/10/18	180,000		238,859
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	305,000		358,485
					597,344
Foreign/Governmental--1.0%
Chilean Government,
Sr. Unscd. Notes CLP	5.50	8/5/20	100,500,000		204,597
Corp Andina De Formento,
Sr. Unscd. Notes	3.75	1/15/16	275,000		279,641
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	305,000		342,645
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	110,000		133,689
					960,572
Industrial--.5%
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	210,000		265,185
Waste Management,
Gtd. Notes	7.38	5/15/29	200,000		254,488
					519,673
Materials--1.1%
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	325,000		348,946
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	345,000	b	381,484
Holcim US Finance Sarl & Cie,
Gtd. Notes	6.00	12/30/19	305,000	b	324,236
					1,054,666
Media--3.1%
Comcast,
Gtd. Notes	6.30	11/15/17	85,000		99,502
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	405,000	b	478,420
DirecTV Holdings,

Gtd. Notes	6.00	8/15/40	165,000		176,728
DirecTV Holdings,
Gtd. Notes	7.63	5/15/16	335,000		360,475
NBC Universal Media,
Sr. Unscd. Notes	5.15	4/30/20	345,000		378,982
News America,
Gtd. Notes	4.50	2/15/21	195,000		196,280
News America,
Gtd. Notes	6.15	3/1/37	320,000		343,002
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	280,000	b	320,452
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	261,000		266,991
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	295,000		343,753
Time Warner,
Gtd. Notes	5.88	11/15/16	90,000		101,841
					3,066,426
Municipal Bonds--1.7%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		404,641
California,
GO (Build America Bonds)	7.55	4/1/39	355,000		435,322
Illinois,
GO	4.42	1/1/15	380,000		396,412
New York City,
GO (Build America Bonds)	5.99	12/1/36	350,000		422,180
					1,658,555
Oil & Gas--1.8%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	530,000		595,310
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	170,000		201,042
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	315,000		340,988
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		345,510
Valero Energy,
Gtd. Notes	6.13	2/1/20	240,000		266,752
					1,749,602
Property & Casualty Insurance--1.6%
AON,
Sr. Unscd. Notes	3.50	9/30/15	240,000		247,916
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	51,000		53,592
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	224,000		254,246
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	328,000		359,636
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	235,000		299,697
Willis North America,

Gtd. Notes	6.20	3/28/17	155,000		169,456
Willis North America,
Gtd. Notes	7.00	9/29/19	185,000	d	214,344
					1,598,887
Real Estate--2.9%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	240,000		257,241
Developers Diversified Realty,
Sr. Unscd. Notes	4.75	4/15/18	340,000		310,554
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	30,000	d	31,204
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	285,000		326,941
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	135,000		150,976
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	100,000		102,794
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	330,000		341,138
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	400,000		443,223
Regency Centers,
Gtd. Notes	5.25	8/1/15	66,000		70,919
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000		129,933
Simon Property Group,
Sr. Unscd. Notes	6.13	5/30/18	160,000		180,146
WEA Finance,
Gtd. Notes	7.13	4/15/18	435,000	b	497,562
					2,842,631
Residential Mortgage Pass-Through Ctfs.--.2%
CS First Boston Mortgage
Securities, Ser. 2005-6,
Cl. 1A2	0.50	7/25/35	184,795	c	166,269
Retail--1.0%
CVS Pass-Through Trust,
Pass Thru Certificates	6.04	12/10/28	294,575		310,869
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	524,247	b	652,400
					963,269
Telecommunications--.7%
AT&T,
Sr. Unscd. Notes	5.60	5/15/18	295,000		341,576
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	310,000		339,340
					680,916
U.S. Government Agencies/Mortgage-Backed--33.5%
Federal Home Loan Mortgage Corp.:
4.00%			5,005,000	e,f	5,239,609
Multiclass Mortgage
Participation Ctfs.,

REMIC, Ser. 2586, Cl. WE, 4.00%,
12/15/32	163,648e	168,738
5.50%, 10/1/39 - 9/1/40	413,172e	449,791
Federal National Mortgage Association:
4.00%	1,110,000e,f	1,163,766
5.00%	5,625,000e,f	6,051,271
5.50%	10,340,000e,f	11,218,146
6.00%	1,600,000e,f	1,755,250
5.00%, 11/1/20 - 11/1/21	1,651,717e	1,786,208
5.50%, 9/1/34 - 8/1/40	622,119e	677,142
6.00%, 11/1/37 - 5/1/39	2,481,504e	2,754,239
7.00%, 6/1/29 - 9/1/29	38,225e	44,039
Government National Mortgage Association I;
5.50%, 4/15/33 - 3/15/34	1,408,435	1,565,247
Government National Mortgage Association II;
7.00%, 9/20/28 - 7/20/29	9,976	11,615
		32,885,061
U.S. Government Securities--58.3%
U.S. Treasury Bonds:
3.88%, 8/15/40	4,170,000	4,955,132
4.63%, 2/15/40	1,290,000	1,723,964
6.13%, 11/15/27	250,000	368,320
U.S. Treasury Notes:
1.13%, 1/15/12	9,500,000	9,530,799
1.75%, 4/15/13	1,650,000	1,687,828
2.13%, 5/31/15	15,710,000d	16,580,114
2.38%, 7/31/17	10,615,000	11,339,803
2.63%, 8/15/20	5,285,000	5,661,144
3.63%, 5/15/13	5,025,000	5,297,059
		57,144,163
Total Bonds and Notes
(cost $117,783,188)		122,206,506

Short-Term Investments--.2%
U.S. Treasury Bills;
0.03%, 11/17/11
(cost $194,992)	195,000[g]	194,997

Other Investment--.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $620,000)	620,000[h]	620,000
Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $678,510)	678,510[h]	678,510
Total Investments (cost $119,276,690)	126.1%	123,700,013
Liabilities, Less Cash and Receivables	(26.1%)	(25,647,887)
Net Assets	100.0%	98,052,126

GO--General Obligation

a Principal amount stated in U.S. Dollars unless otherwise noted.
CLP--Chilean Peso
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities were valued at $7,556,304 or 7.7% of net assets.
c Variable rate security--interest rate subject to periodic change.
d Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $17,237,032 and the value of the collateral held by the fund was $17,711,370, consisting of cash collateral of $678,510 and U.S. Government and Agency securities valued at $17,032,860.
e The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f Purchased on a forward commitment basis.
g Held by a broker as collateral for open financial futures positions.
h Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $119,276,690.
Net unrealized appreciation on investments was $4,413,042 of which $4,862,096 related to appreciated investment securities and $449,054 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	91.8
Corporate Bonds	20.9
Asset/Mortgage-Backed	9.2
Short-Term/Money Market Investments	1.5
Foreign/Governmental	1.0
Municipal Bonds	1.7
126.1

† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
September 30, 2011 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
U.S. Treasury 30-Year Bonds
October 2011 @ $141	11,000 a	(33,000)
Put Options:
U.S. Treasury 30-Year Bonds
October 2011 @ $128	11,000 a	(172)
(premiums received $22,891)		(33,172)

a Non-income producing security.

STATEMENT OF FINANCIAL FUTURES
September 30, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2011	($)

Financial Futures Short
U.S Treasury 10 Year Notes	48	(6,244,500)	December 2011	(37,875)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

September 30, 2011 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Chilean Peso,
Expiring 10/27/2011	50,000,000	96,590	95,840	(750)
Sales:		Proceeds ($)
Chilean Peso,
Expiring 10/27/2011	162,000,000	312,741	310,523	2,218

Gross Unrealized Appreciation				2,218
Gross Unrealized Depreciation				(750)

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	5,550,177	-	5,550,177
Commercial Mortgage-Backed	-	3,269,855	-	3,269,855
Corporate Bonds+	-	20,571,854	-	20,571,854
Foreign Government	-	960,572	-	960,572
Municipal Bonds	-	1,658,555	-	1,658,555
Mutual Funds	1,298,510	-	-	1,298,510
Residential Mortgage-Backed	-	166,269	-	166,269
U.S. Government Agencies/Mortgage-Backed	-	32,885,061	-	32,885,061
U.S. Treasury	-	57,339,160	-	57,339,160
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	2,218	-	2,218
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(750)	-	(750)
Futures++	(37,875)	-	-	(37,875)
Options Written	(33,172)	-	-	(33,172)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates or as a substitute for an investment. The fund is subject to interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)